Schedule I - Parent Company Information	12 Months Ended
Dec. 31, 2017
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule I - Parent Company Information

TEXTAINER GROUP HOLDINGS LIMITED AND SUBSIDIARIES

SCHEDULE I - CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

Parent Company Information

Years Ended December 31, 2017, 2016 and 2015

(All currency expressed in United States dollars in thousands)

	2017	2016 (1)(2)	2015 (2)
Operating expenses:
General and administrative expense	$2,664	$2,657	$2,966
Long-term incentive compensation expense	904	363	432
Total operating expenses	3,568	3,020	3,398
Loss from operations	(3,568)	(3,020)	(3,398)
Other income (expense):
Equity in net income (loss) of subsidiaries	22,933	(49,470)	111,806
Interest income	—	4	—
Net other income (loss)	22,933	(49,466)	111,806
Income (loss) before income tax	19,365	(52,486)	108,408
Income tax benefit	—	3	—
Net income (loss) attributable to Textainer Group Holdings Limited common shareholders	$19,365	$(52,483)	$108,408
Net income (loss) attributable to Textainer Group Holdings Limited common shareholders per share:
Basic	$0.34	$(0.93)	$1.90
Diluted	$0.34	$(0.93)	$1.90
Weighted average shares outstanding (in thousands):
Basic	56,845	56,608	56,953
Diluted	57,159	56,608	57,093
Other comprehensive income:
Foreign currency translation adjustments	207	(233)	(240)
Comprehensive income (loss) attributable to Textainer Group Holdings Limited common shareholders	$19,572	$(52,716)	$108,168

(1)

Certain amounts for the year ended December 31, 2016 have been restated for immaterial corrections of identified errors pertaining to the calculation of gain on sale of containers, net and to properly account for lease concessions (see Note 2 'Immaterial Correction of Errors in Prior Periods").

(2)	Certain amounts for the years ended December 31, 2016 and 2015 have been reclassified to conform with 2017 presentation.

TEXTAINER GROUP HOLDINGS LIMITED AND SUBSIDIARIES

SCHEDULE I - CONDENSED BALANCE SHEETS

Parent Company Information

December 31, 2017 and 2016

(All currency expressed in United States dollars in thousands)

	2017	2016 (1)
Assets
Current assets:
Cash and cash equivalents	$5,530	$2,975
Prepaid expenses	216	173
Due from affiliates, net	1,020	189
Total current assets	6,766	3,337
Investments in subsidiaries	1,147,157	1,124,018
Total assets	$1,153,923	$1,127,355
Liabilities and Shareholders’ Equity
Current liabilities:
Accrued expenses	$568	$618
Total current liabilities	568	618
Shareholders’ equity:
Common shares	578	575
Additional paid-in capital	398,634	391,591
Treasury shares	(9,149)	(9,149)
Accumulated other comprehensive income	(309)	(516)
Retained earnings	763,601	744,236
Total shareholders’ equity	1,153,355	1,126,737
Total liabilities and shareholders’ equity	$1,153,923	$1,127,355

(1)

Certain amounts as of December 31, 2016 have been restated for immaterial corrections of identified errors related to the calculation of gain on sale of containers, net and to properly account for lease concessions (see Note 2 "Immaterial Correction of Errors in Prior Periods").

TEXTAINER GROUP HOLDINGS LIMITED AND SUBSIDIARIES

SCHEDULE I - CONDENSED STATEMENTS OF CASH FLOWS

Parent Company Information

Years ended December 31, 2017, 2016 and 2015

(All currency expressed in United States dollars in thousands)

	2017	2016 (1)(2)	2015 (2)
Cash flows from operating activities:
Net income (loss) attributable to Textainer Group Holdings Limited common shareholders	$19,365	$(52,483)	$108,408
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Equity in (income) loss of subsidiaries	(22,933)	49,470	(111,806)
Dividends received from subsidiaries	—	28,000	100,000
Share-based compensation	6,083	6,573	7,743
Decrease (increase) in:
Prepaid expenses	(43)	15	16
Increase (decrease) in:
Accrued expenses	(50)	(489)	454
Total adjustments	(16,943)	83,569	(3,593)
Net cash provided by operating activities	2,422	31,086	104,815
Cash flows from investing activities:
(Decrease) increase in investments in subsidiaries, net	(204)	(3,969)	233
Net cash (used in) provided by investing activities	(204)	(3,969)	233
Cash flows from financing activities:
Purchase of treasury shares	—	—	(9,149)
Issuance of common shares upon exercise of share options	961	—	301
Dividends paid	—	(28,754)	(94,079)
Due from affiliates, net	(831)	(364)	585
Net cash provided by (used) in financing activities	130	(29,118)	(102,342)
Effect of exchange rate changes	207	(233)	(240)
Net increase (decrease) in cash and cash equivalents	2,555	(2,234)	2,466
Cash and cash equivalents, beginning of the year	2,975	5,209	2,743
Cash and cash equivalents, end of the year	$5,530	$2,975	$5,209

(1)

Certain amounts for the year ended December 31, 2016 have been restated for immaterial corrections of identified errors related to the calculation of gain on sale of containers, net and to properly account for lease concessions (see Note 2 "Immaterial Correction of Errors in Prior Periods").

(2)	Certain amounts for the years ended December 31, 2016 and 2015 have been reclassified to conform with 2017 presentation.